Segmented Information - Summary of Sales by Classes of Similar Products (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017		Mar. 26, 2016
Product Information [Line Items]
Net sales, total	$ 114,378	$ 116,436	[1]	$ 128,651	[1]
Jewelry and Other [Member]
Product Information [Line Items]
Net sales, total	80,453	80,503		90,793
Timepieces [Member]
Product Information [Line Items]
Net sales, total	$ 33,925	$ 35,933		$ 37,858

[1]	Retrospectively revised (see note 18)